STATUTORY SURPLUS RESERVES AND RESTRICTED NET ASSETS (Details Narrative)	6 Months Ended	12 Months Ended
	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Jun. 30, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)
Statutory Surplus Reserves And Restricted Net Assets
Statutory reserve	$ 2,658,112	$ 2,658,112
Statutory reserves	$ 3,601,680	$ 3,601,680	¥ 25,300,985	¥ 25,300,985